Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-current	$ 83,876	$ 86,131
Current	182	277
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	86,408	85,016	$ 71,941
Additions through business combinations			34,419
Provisions for new sites and remeasurements of existing sites	2,940	(505)	(24,898)
Utilization	(95)	(343)	(343)
Disposal of subsidiary	(3,299)
Unwinding of discount	9,191	9,156	7,084
Exchange differences	(11,087)	(6,916)	(3,187)
At end of period/year	84,058	86,408	85,016
Non-current	83,876	86,131	84,533
Current	$ 182	$ 277	$ 483